Commitments and Contingencies - Future minimum rental commitments under terms of these leases(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 1,718
2015	1,714
2016	1,196
2017	1,165
2018	914
Thereafter	4,190
Total future minimum rental commitments	$ 10,897